Derivatives - Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2017
Derivatives, Fair Value [Line Items]
Notional Amount			$ 100,000
Asset	$ 68,938	$ 21,981
Liability	48,242	17,933
Not designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	3,532,227	1,967,191
Asset	68,938	21,981
Liability	46,333	17,418
Interest rate contracts | Not designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	606,878	440,556
Asset	34,547	14,929
Liability	34,317	14,929
Forward commitments | Not designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	1,358,328	684,437
Asset	0	0
Liability	11,633	866
Interest rate-lock commitments | Not designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	1,191,621	453,198
Asset	34,391	7,052
Liability	0	0
Futures contracts | Not designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	375,400	389,000
Asset	0	0
Liability	383	1,623
Interest rate swaps | Designated as hedging:
Derivatives, Fair Value [Line Items]
Notional Amount	30,000	30,000
Asset	0	0
Liability	$ 1,909	$ 515